CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues and Other
Sales revenues		$ 14,044		$ 8,447
Gains (losses) on divestitures and other, net		312	$ 939	(578)
Total		13,382	11,908	7,869
Costs and Expenses
Oil and gas operating		1,153	988	807
Oil and gas transportation		878	914	1,002
Exploration	[1]	459	2,535	944
General and administrative		1,084	994	1,223
Depreciation, depletion, and amortization		4,254	4,279	4,301
Production, property, and other taxes		826	582	536
Impairments		800	408	227
Other operating expense		262	221	118
Total		10,763	12,473	10,241
Operating Income (Loss)		2,619	(565)	(2,372)
Other (Income) Expense
Interest expense		947	932	890
(Gains) losses on early extinguishment of debt		(2)	2	155
(Gains) losses on derivatives, net		138	131	292
Other (income) expense, net		59	54	126
Total		1,134	1,123	1,457
Income (Loss) Before Income Taxes		1,485	(1,688)	(3,829)
Income tax expense (benefit)		733	(1,477)	(1,021)
Net Income (Loss)		752	(211)	(2,808)
Net income (loss) attributable to noncontrolling interests		137	245	263
Net Income (Loss) Attributable to Common Stockholders		$ 615	$ (456)	$ (3,071)
Per Common Share
Net income (loss) attributable to common stockholders—basic (in usd per share)		$ 1.20	$ (0.85)	$ (5.90)
Net income (loss) attributable to common stockholders—diluted (in usd per share)		$ 1.20	$ (0.85)	$ (5.90)
Average Number of Common Shares Outstanding—Basic (in shares)		504	548	522
Average Number of Common Shares Outstanding—Diluted (in shares)		504	548	522
Commodity Contract and Interest-Rate Swap [Member]
Other (Income) Expense
(Gains) losses on derivatives, net		$ 130	$ 135	$ 286
Oil sales [Member]
Revenues and Other
Sales revenues		9,206	6,552	4,668
Natural-gas sales [Member]
Revenues and Other
Sales revenues		1,005	1,348	1,564
Natural-gas liquids sales [Member]
Revenues and Other
Sales revenues		1,271	1,069	921
Gathering, processing, and marketing [Member]
Revenues and Other
Sales revenues		1,588	2,000	1,294
Costs and Expenses
Gathering, processing, and marketing		$ 1,047	$ 1,552	$ 1,083

[1]	Includes reorganization-related charges of $20 million for the year ended December 31, 2018.